Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Institutional Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objectives of the Fund are safety of principal and liquidity, and to the extent consistent with these objectives, maximum current income. The Fund is a “money market fund” that seeks to maintain a stable net asset value of $1.00 per share. The Fund accepts investments from “Educational Institutions” qualified to invest in SEC-registered money market funds under all applicable federal and state laws and regulations.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (Fees paid directly from your investment) NONE
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund's assets among the acquired funds and with other events that directly affect the expenses of the acquired funds. For the fiscal year ended March 31, 2013 these "Acquired Fund Fees and Expenses" were 0.00 percent. There were no investments in other money market funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Expense Example below is provided to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. The Expense Example assumes that you invest $10,000 in the Fund for the periods indicated. As you pay no redemption fees or charges if you redeem your shares, the costs are same if you do or do not redeem your shares at the end of the period. The Expense Example also assumes that your investment has a 5 percent return each year and that the Fund’s total operating expenses (not accounting for the voluntary waivers and fee reimbursements) stay the same. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	EXPENSE EXAMPLES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objectives by maintaining a portfolio of high-quality money market securities. The Fund primarily invests in:

•      U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities;

•      redeemable interest-bearing ownership certificates issued by one or more guaranteed loan trusts created for the purpose of acquiring participation interests in the guaranteed portion of Farmer’s Home Administration guaranteed loans;

•      certificates of deposit and bankers’ acceptances issued by U.S. banks that have assets in excess of $10,000,000, and obligations of other banks or savings and loans insured by the FDIC (including CDARS)  and credit unions insured by NCUA; and

•      repurchase agreements collateralized by the types of securities listed above.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are interest rate risk, credit risk and security selection risk. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•      Interest Rate Risk. This is the risk that returns will fluctuate more than expected because of changes in the level of interest rates.

•      Credit Risk. This is the risk associated with the ability of the firm that issues or guarantees securities to meet its obligations on those securities or guarantees.

•      Security Selection Risk. This risk is the possibility that the choices in selecting securities do not perform as well as alternative securities.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Calendar Year Chart
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-720-2995
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* Partial year annualized for graphical comparison (2005)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund commenced operations on March 7, 2005.  The total return for the quarter ended June 30, 2013 was 0.002 percent. During the period shown in the bar chart, the highest return for a quarter was 1.30 percent (quarter ending 9/30/06) and the lowest return for a quarter was 0.004 percent (quarter ending 12/31/12).

Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.002%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.004%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	To obtain current yield information for the Fund, please call 866-720-2995.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of 12/31/12
Institutional Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Fund Operating Expenses	rr_ExpensesOverAssets	0.46%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 579
Annual Return 2005	rr_AnnualReturn2005	3.14%
Annual Return 2006	rr_AnnualReturn2006	4.92%
Annual Return 2007	rr_AnnualReturn2007	4.98%
Annual Return 2008	rr_AnnualReturn2008	2.29%
Annual Return 2009	rr_AnnualReturn2009	0.45%
Annual Return 2010	rr_AnnualReturn2010	0.18%
Annual Return 2011	rr_AnnualReturn2011	0.07%
Annual Return 2012	rr_AnnualReturn2012	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.599%
Average Annual Returns, 3 Years	rr_AverageAnnualReturnYear10	0.091%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.978%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2005

[1]	The Fund's Adviser is currently voluntarily waiving or reimbursing all or a portion of management fees and other expenses such that total fund operating expenses are currently accruing at 0.20 percent. The Adviser may eliminate all or part of waivers or payments at any time.
[2]	The Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's indirect expenses from investing in the acquired funds are based upon the average allocation of the Fund's investments in the acquired funds for the fiscal year ended March 31, 2013 and upon the actual total operating expenses from their most recent shareholders reports (including any current waivers). Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund's assets among the acquired funds and with other events that directly affect the expenses of the acquired funds. For the fiscal year ended March 31, 2013 these "Acquired Fund Fees and Expenses" were 0.00 percent. There were no investments in other money market funds.
[3]	Inception Date 03/07/05, total return is annualized.